Segmented Information - Schedule of Operating Segments (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	CAD 12,048	CAD 9,300
Cost of sales	(7,419)	(6,904)
Gross profit (loss)	4,629	2,396
Asset impairments	163	(294)
Other operating income (expenses)	(459)	(377)
Profit (loss) from operations	4,333	1,725
Net finance expense	(212)	(338)
Non-operating income (expense)	(151)	239
Share of income of associates and joint ventures	6	2
Profit (loss) before taxes	3,976	1,628
Capital expenditures	2,299	1,893
Goodwill	1,087	1,114	CAD 1,127
Total assets	37,058	35,629
Net assets	19,525	17,601
Segment revenues [member]
Disclosure of operating segments [line items]
Revenues	12,683	9,730
Inter-segment revenues [member]
Disclosure of operating segments [line items]
Revenues	(635)	(430)
Steelmaking Coal [member]
Disclosure of operating segments [line items]
Revenues	6,152	4,144
Cost of sales	(3,108)	(2,765)
Gross profit (loss)	3,044	1,379
Asset impairments	207
Other operating income (expenses)	(99)	(74)
Profit (loss) from operations	3,152	1,305
Net finance expense	(5)	(21)
Non-operating income (expense)	(29)	6
Profit (loss) before taxes	3,118	1,290
Capital expenditures	673	348
Goodwill	702	702
Total assets	15,271	14,894
Net assets	9,759	10,071
Steelmaking Coal [member] | Segment revenues [member]
Disclosure of operating segments [line items]
Revenues	6,152	4,144
Copper [member]
Disclosure of operating segments [line items]
Revenues	2,400	2,007
Cost of sales	(1,782)	(1,817)
Gross profit (loss)	618	190
Asset impairments	(44)
Other operating income (expenses)	63	35
Profit (loss) from operations	637	225
Net finance expense	(45)	(42)
Non-operating income (expense)	5	(5)
Share of income of associates and joint ventures	3	2
Profit (loss) before taxes	600	180
Capital expenditures	467	339
Goodwill	385	412
Total assets	9,533	9,673
Net assets	5,748	6,029
Copper [member] | Segment revenues [member]
Disclosure of operating segments [line items]
Revenues	2,400	2,007
Zinc [member]
Disclosure of operating segments [line items]
Revenues	3,496	3,147
Cost of sales	(2,529)	(2,317)
Gross profit (loss)	967	830
Asset impairments		(46)
Other operating income (expenses)	(28)	30
Profit (loss) from operations	939	814
Net finance expense	(31)	(27)
Non-operating income (expense)	(9)	(5)
Profit (loss) before taxes	899	782
Capital expenditures	244	190
Total assets	3,720	3,742
Net assets	2,335	2,464
Zinc [member] | Segment revenues [member]
Disclosure of operating segments [line items]
Revenues	4,131	3,577
Zinc [member] | Inter-segment revenues [member]
Disclosure of operating segments [line items]
Revenues	(635)	(430)
Energy [member]
Disclosure of operating segments [line items]
Revenues		2
Cost of sales		(5)
Gross profit (loss)		(3)
Asset impairments		(248)
Other operating income (expenses)	(3)	(30)
Profit (loss) from operations	(3)	(281)
Net finance expense	(7)	(6)
Profit (loss) before taxes	(10)	(287)
Capital expenditures	911	1,010
Total assets	5,667	4,129
Net assets	4,656	3,648
Energy [member] | Segment revenues [member]
Disclosure of operating segments [line items]
Revenues		2
Corporate [member]
Disclosure of operating segments [line items]
Other operating income (expenses)	(392)	(338)
Profit (loss) from operations	(392)	(338)
Net finance expense	(124)	(242)
Non-operating income (expense)	(118)	243
Share of income of associates and joint ventures	3
Profit (loss) before taxes	(631)	(337)
Capital expenditures	4	6
Total assets	2,867	3,191
Net assets	CAD (2,973)	CAD (4,611)